Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,400,000
Previously Paid Amount	0.00
Total Fee Amount	208.80
Total Offset Amount	0.00
Net Fee	208.80
Narrative - Max Aggregate Offering Price	$ 2,400,000
Final Prospectus	true